Consolidated Statements of Income (JPY ¥) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2012
NET REVENUES:
Product sales revenue	¥ 97,649	¥ 103,928	¥ 140,159
Service and other revenue	119,946	122,067	125,599
Total net revenues	217,595	225,995	265,758
COSTS AND EXPENSES:
Costs of products sold	61,352	64,152	89,924
Costs of services rendered and others	90,927	88,661	84,491
Selling, general and administrative	52,369	51,307	50,051
Earthquake related impairment charges and expenses			342
Impairment charges for goodwill	2,031
Impairment charges for property and equipment, and other intangible assets	3,220
Total costs and expenses	209,899	204,120	224,808
Operating income	7,696	21,875	40,950
OTHER INCOME (EXPENSES):
Interest income	233	182	215
Interest expense	(1,187)	(1,300)	(1,427)
Foreign currency exchange gain, net	2,560	1,285	331
Other, net	(74)	(127)	(43)
Other income (expenses), net	1,532	40	(924)
INCOME BEFORE INCOME TAXES AND EQUITY IN NET INCOME OF AFFILIATED COMPANY	9,228	21,915	40,026
INCOME TAXES:
Current	4,695	9,099	14,117
Deferred	636	(626)	2,824
Total	5,331	8,473	16,941
EQUITY IN NET INCOME OF AFFILIATED COMPANY	22	44	52
NET INCOME	3,919	13,486	23,137
NET INCOME ATTRIBUTABLE TO THE NONCONTROLLING INTEREST	85	312	125
NET INCOME ATTRIBUTABLE TO KONAMI CORPORATION	¥ 3,834	¥ 13,174	¥ 23,012
PER SHARE DATA:
Basic net income attributable to KONAMI CORPORATION stockholders per share	¥ 27.66	¥ 95.04	¥ 166.23
Diluted net income attributable to KONAMI CORPORATION stockholders per share	¥ 27.66	¥ 95.04	¥ 166.23